Related-party balances and transactions (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deposits [Member]
Disclosure of transactions between related parties [line items]
Expense	R$ 127,878	R$ 71,388	R$ 42,516
Revenue	0	0	0
OFL Participações S.A. - Deposits [Member]
Disclosure of transactions between related parties [line items]
Expense	54,099	24,944	0
Revenue	0	0	0
UOL Edtech Tecnologia Educacional S.A-deposits [Member]
Disclosure of transactions between related parties [line items]
Expense	35,303	0	323
Revenue	0	0	0
UOL _Deposits [Member]
Disclosure of transactions between related parties [line items]
Expense	26,693	24,088	22,173
Revenue	0	0	0
Ingresso.com Ltda – Deposits [Member]
Disclosure of transactions between related parties [line items]
Expense	11,421	4,342	2,439
Revenue	0	0	0
Qulture Informatica SA [Member]
Disclosure of transactions between related parties [line items]
Expense	346	0	0
Revenue	0	0	0
Everymind - Deposits [Member]
Disclosure of transactions between related parties [line items]
Expense	16	57	0
Revenue	0	0	0
Web Jump Design em Informática Ltda - deposits [Member]
Disclosure of transactions between related parties [line items]
Expense	0	707	1,232
Revenue	0	0	0
Invillia Holding Ltda – Deposits [Member]
Disclosure of transactions between related parties [line items]
Expense	0	144	358
Revenue	0	0	0
Invillia Desenvolvimento de produtos Digitais Ltda – Deposits [Member]
Disclosure of transactions between related parties [line items]
Expense	0	2,298	5,706
Revenue	0	0	0
UOL Cursos Tec. Ed. Ltda. - deposits [Member]
Disclosure of transactions between related parties [line items]
Expense	0	14,808	10,285
Revenue	0	0	0
Affiliated companies [Member]
Disclosure of transactions between related parties [line items]
Revenue	8,453	8,435	6,251
Expense	432,690	403,284	338,177
Compasso UOL S.A.- sales of services [Member]
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense	161,701	0	147,850
UOL sales of service
Disclosure of transactions between related parties [line items]
Revenue	3,578	3,295	3,134
Expense	116,266	108,650	68,815
Compasso Tecnologia Ltda. - sales of services
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense	11,233	5,004	7,850
Edge UOL Tecnologia Ltda - sales of services
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense	7,182	1,734	2,220
Invillia Desenvolvimento de produtos Digitais Ltda- sales of services
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense	0	809	5,619
UOL - shared service costs
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense	127,913	108,835	98,525
Digital Services UOL S.A - borrowing
Disclosure of transactions between related parties [line items]
Revenue	3,818	4,146	2,194
Expense	0	0	0
Others - transactions and services [Member]
Disclosure of transactions between related parties [line items]
Revenue	1,058	994	923
Expense	R$ 8,395	R$ 8,144	R$ 7,298